UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Farallon Capital Management, L.L.C.
Address:   One Maritime Plaza
           Suite 2100
           San Francisco, California 94111

Form 13F File Number: 28-03896

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark C. Wehrly
Title:    Managing Member
Phone:    (415) 421-2132

Signature, Place, and Date of Signing:


/s/ Mark C. Wehrly        San Francisco, California          February 14, 2013
-------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     79

Form 13F Information Table Value Total:     $4,320,842
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.      Form 13F File Number     Name

     1          28-06372               Farallon Partners, L.L.C.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE       SHARES/      SH/ PUT/ INVSTMT  OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)     PRN AMT      PRN CALL DSCRETN MANAGERS     SOLE   SHARED NONE
------------------------------ ---------------- --------- ------------ ------------ --- ---- ------- -------- ------------ ---------
7 DAYS GROUP HLDGS LTD         ADR              81783J101        7,718      640,000 SH       OTHER   01            640,000
ABBVIE INC                     COM              00287Y109       10,248      300,000 SH       OTHER   01            300,000
ACTIVISION BLIZZARD INC        COM              00507V109        5,446      512,830 SH       OTHER   01            512,830
ALLSCRIPTS HEALTHCARE SOLUTN   COM              01988P108       17,757    1,885,000 SH       OTHER   01          1,885,000
AMERICAN EXPRESS CO            COM              025816109       75,759    1,318,000 SH       OTHER   01          1,318,000
AMERICAN TOWER CORP NEW        COM              03027X100      108,163    1,399,800 SH       OTHER   01          1,399,800
BIOMIMETIC THERAPEUTICS INC    PUT              09064X101          724      100,000 PUT      OTHER   01            100,000
BP PLC                         SPONSORED ADR    055622104       40,391      970,000 SH       OTHER   01            970,000
CHECK POINT SOFTWARE TECH LT   ORD              M22465104      127,294    2,672,000 SH       OTHER   01          2,672,000
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109       28,274      610,000 SH       OTHER   01            610,000
CHIQUITA BRANDS INTL INC       COM              170032809        6,243      756,727 SH       OTHER   01            756,727
CLEARWIRE CORP NEW             CL A             18538Q105        5,780    2,000,000 SH       OTHER   01          2,000,000
COPA HOLDINGS SA               CL A             P31076105       14,484      145,636 SH       OTHER   01            145,636
CVS CAREMARK CORPORATION       COM              126650100       10,615      219,536 SH       OTHER   01            219,536
CYMER INC                      COM              232572107        2,170       24,000 SH       OTHER   01             24,000
DELPHI AUTOMOTIVE PLC          SHS              G27823106        1,812       47,368 SH       OTHER   01             47,368
DISNEY WALT CO                 COM DISNEY       254687106      114,019    2,290,000 SH       OTHER   01          2,290,000
DOLLAR GEN CORP NEW            COM              256677105      190,689    4,325,000 SH       OTHER   01          4,325,000
DYNAVAX TECHNOLOGIES CORP      COM              268158102        2,431      850,000 SH       OTHER   01            850,000
E M C CORP MASS                COM              268648102      131,181    5,185,000 SH       OTHER   01          5,185,000
EBAY INC                       COM              278642103        9,482      185,845 SH       OTHER   01            185,845
ENCANA CORP                    COM              292505104       12,473      631,236 SH       OTHER   01            631,236
EQUINIX INC                    COM NEW          29444U502      112,173      544,000 SH       OTHER   01            544,000
EXPRESS SCRIPTS HLDG CO        COM              30219G108      106,650    1,975,000 SH       OTHER   01          1,975,000
FEI CO                         COM              30241L109       30,327      546,828 SH       OTHER   01            546,828
FIDELITY NATL INFORMATION SV   COM              31620M106      128,553    3,693,000 SH       OTHER   01          3,693,000
FLIR SYS INC                   COM              302445101        8,491      380,582 SH       OTHER   01            380,582
FREEPORT-MCMORAN COPPER & GO   COM              35671D857       10,773      315,000 SH       OTHER   01            315,000
FRESH DEL MONTE PRODUCE INC    ORD              G36738105       10,626      403,282 SH       OTHER   01            403,282
FUEL SYS SOLUTIONS INC         COM              35952W103        7,158      486,945 SH       OTHER   01            486,945
GARDNER DENVER INC             COM              365558105        2,398       35,000 SH       OTHER   01             35,000
GOOGLE INC                     CL A             38259P508      156,061      220,000 SH       OTHER   01            220,000
HALCON RES CORP                COM NEW          40537Q209       11,832    1,709,816 SH       OTHER   01          1,709,816
HORIZON PHARMA INC             COM              44047T109        5,180    2,223,071 SH       OTHER   01          2,223,071
HORSEHEAD HLDG CORP            COM              440694305        2,176      213,100 SH       OTHER   01            213,100
HUDSON PAC PPTYS INC           COM              444097109      257,645   12,233,861 SH       OTHER   01         12,233,861
IDENIX PHARMACEUTICALS INC     COM              45166R204        2,061      425,000 SH       OTHER   01            425,000
ILLUMINA INC                   COM              452327109       21,958      395,000 SH       OTHER   01            395,000
KINDER MORGAN INC DEL          COM              49456B101      105,990    3,000,000 SH       OTHER   01          3,000,000
KINDER MORGAN INC DEL          *W EXP 05/25/201 49456B119       11,450    3,029,200 SH       OTHER   01          3,029,200
KNIGHT CAP GROUP INC           NOTE   3.500% 3/ 499005AE6       11,910   12,000,000 PRN      OTHER   01         12,000,000
LIFE TECHNOLOGIES CORP         COM              53217V109       26,521      540,364 SH       OTHER   01            540,364
MCMORAN EXPLORATION CO         COM              582411104       20,945    1,305,000 SH       OTHER   01          1,305,000
MERRIMACK PHARMACEUTICALS IN   COM              590328100        6,501    1,067,538 SH       OTHER   01          1,067,538
MIPS TECHNOLOGIES INC          COM              604567107        1,977      252,862 SH       OTHER   01            252,862
MONDELEZ INTL INC              CL A             609207105       87,775    3,448,500 SH       OTHER   01          3,448,500
MOODYS CORP                    COM              615369105       51,830    1,030,000 SH       OTHER   01          1,030,000
NATIONAL BK HLDGS CORP         CL A             633707104       37,838    1,992,500 SH       OTHER   01          1,992,500
NEWS CORP                      CL A             65248E104      192,623    7,542,000 SH       OTHER   01          7,542,000
NEXEN INC                      COM              65334H102      211,075    7,835,000 SH       OTHER   01          7,835,000
NOVADAQ TECHNOLOGIES INC       COM              66987G102       11,330    1,278,800 SH       OTHER   01          1,278,800
OAKTREE CAP GROUP LLC          UNIT 99/99/9999  674001201       75,944    1,669,460 SH       OTHER   01          1,669,460
ORACLE CORP                    COM              68389X105       75,703    2,272,000 SH       OTHER   01          2,272,000
OWENS ILL INC                  COM NEW          690768403      129,428    6,085,000 SH       OTHER   01          6,085,000
PENDRELL CORP                  COM              70686R104        5,076    3,996,899 SH       OTHER   01          3,996,899
PEP BOYS MANNY MOE & JACK      COM              713278109        9,602      976,800 SH       OTHER   01            976,800
POTASH CORP SASK INC           COM              73755L107        8,584      210,955 SH       OTHER   01            210,955
PRICELINE COM INC              COM NEW          741503403      134,303      216,200 SH       OTHER   01            216,200
ROCKWELL COLLINS INC           COM              774341101      134,349    2,309,600 SH       OTHER   01          2,309,600
SALLY BEAUTY HLDGS INC         COM              79546E104      111,604    4,735,000 SH       OTHER   01          4,735,000
SANOFI                         RIGHT 12/31/2020 80105N113        2,607    1,533,671 SH       OTHER   01          1,533,671
SHAW GROUP INC                 COM              820280105       73,877    1,585,000 SH       OTHER   01          1,585,000
SPDR GOLD TRUST                COM              78463V107       98,184      606,000 CALL     OTHER   01            606,000
SPDR GOLD TRUST                COM              78463V107       98,184      606,000 PUT      OTHER   01            606,000
STATE STR CORP                 COM              857477103      129,489    2,754,500 SH       OTHER   01          2,754,500
SYCAMORE NETWORKS INC          COM NEW          871206405        2,224      992,715 SH       OTHER   01            992,715
TATA MTRS LTD                  SPONSORED ADR    876568502        5,673      197,514 SH       OTHER   01            197,514
TEAM HEALTH HOLDINGS INC       COM              87817A107       14,529      505,000 SH       OTHER   01            505,000
TOWN SPORTS INTL HLDGS INC     COM              89214A102       43,240    4,060,082 SH       OTHER   01          4,060,082
TRANSDIGM GROUP INC            COM              893641100      126,973      931,161 SH       OTHER   01            931,161
ULTRA PETROLEUM CORP           COM              903914109        7,589      418,600 SH       OTHER   01            418,600
UNION PAC CORP                 COM              907818108      117,548      935,000 SH       OTHER   01            935,000
UNITED TECHNOLOGIES CORP       COM              913017109       71,915      876,900 SH       OTHER   01            876,900
VCA ANTECH INC                 COM              918194101       27,786    1,320,000 SH       OTHER   01          1,320,000
VISA INC                       COM CL A         92826C839      126,327      833,400 SH       OTHER   01            833,400
WEBMD HEALTH CORP              COM              94770V102        3,060      213,357 SH       OTHER   01            213,357
WESTPORT INNOVATIONS INC       COM NEW          960908309       13,064      489,100 SH       OTHER   01            489,100
YAHOO INC                      COM              984332106       98,107    4,930,000 SH       OTHER   01          4,930,000
YM BIOSCIENCES INC             COM              984238105          893      311,028 SH       OTHER   01            311,028